Note 23 - Segmented Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Operating Segments	3
Americas Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 4,753	$ 4,215
EMEA Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	2,610	2,023
Asia Pacific Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 7	$ 0